Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets	The following table is a summary, at fair value, of the net assets of the Master Trust as of December 31, 2024:

(in thousands)	December 31, 2024
Assets
Investments, at fair value
Common stock	$109,544
Common collective trust funds	4,463,328
S&P Global Inc. common stock	546,269
Mutual funds	273,255
Investments, at contract value
Fully benefit-responsive investment contracts:
Mass Mutual – MM30173, 3.13% at December 31, 2024	76,816
RGA Reinsurance Company - RGA00136, 3.17% at December 31, 2024	87,922
Prudential Insurance Co. of America - GA-62450, 2.39% at December 31, 2024	83,943
5,641,077
Receivables
Due from broker on pending trades	2,967
Total receivables	2,967

Net assets of the Master Trust	$5,644,044